Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 2,430,216	$ 2,479,175	$ 5,168,519	$ 4,272,246
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	976,639	1,251,397	1,736,617	1,883,343
Central, Eastern and Southern Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	355,707	119,663	519,401	210,060
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	949,874	1,047,319	2,696,357	2,032,125
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 147,996	$ 60,796	$ 216,144	$ 146,718